Segment information - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) state segment branch	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2
Number of states operated in | state	39
Goodwill	$ 111,487,000	$ 111,487,000
Acquired goodwill	0	0
Goodwill adjustments	0	0
Goodwill impairment	$ 0	0
Distribution
Segment Reporting Information [Line Items]
Number of branches | branch	103
Number of states operated in | state	10
Goodwill	$ 88,100,000	88,100,000
Underwriting
Segment Reporting Information [Line Items]
Premium percentage retained	84.00%
Goodwill	$ 23,400,000	$ 23,400,000